UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

AMI Large Cap Growth Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 48.2%
CONSUMER DISCRETIONARY - 5.1%
Discovery Communications, Inc. Class A (a)	75	$5,771
PetSmart, Inc.	44	2,529
Starbucks Corp.	99	7,251
		15,551

CONSUMER STAPLES - 9.7%
Church & Dwight Co., Inc.	85	5,885
Costco Wholesale Corp.	24	2,784
Hain Celestial Group, Inc. (The) (a)	70	6,350
Kimberly-Clark Corp.	22	2,472
PepsiCo, Inc.	90	7,949
Whole Foods Market, Inc.	102	3,901
		29,341

ENERGY - 3.5%
Concho Resources, Inc. (a)	34	4,481
Continental Resources, Inc. (a)	44	6,176
		10,657

FINANCIALS - 2.7%
Charles Schwab Corp. (The)	184	4,638
Wells Fargo & Co.	70	3,555
		8,193

HEALTHCARE - 13.4%
Abbott Laboratories	78	3,121
Allergan, Inc.	42	7,033
Becton Dickinson and Co.	34	4,002
CR Bard, Inc.	25	3,698
Cubist Pharmaceuticals, Inc. (a)	91	6,061
Express Scripts Holding Co. (a)	55	3,931
Salix Pharmaceuticals, Ltd. (a)	66	7,529
Zoetis, Inc.	170	5,219
		40,594

INDUSTRIALS - 5.2%
3m Co.	39	5,559
Healthcare Services Group, Inc.	218	6,488
Stericycle, Inc. (a)	32	3,660
		15,707

INFORMATION TECHNOLOGY - 6.7%
Apple, Inc.	7	4,431
Citrix Systems, Inc. (a)	73	4,524
eBay, Inc. (a)	80	4,058
MasterCard, Inc. Class A	47	3,593
QUALCOMM, Inc.	45	3,620
		20,226

AMI Large Cap Growth Fund
Schedule of Investments
May 31, 2014 (Unaudited) (Continued)

	Shares	Market Value
MATERIALS - 1.3%
Ecolab, Inc.	36	$3,931

TELECOMMUNICATION SERVICES - 0.6%
Verizon Communications, Inc.	34	1,699

TOTAL COMMON STOCKS (Cost $144,006)		$145,899

SHORT-TERM INVESTMENT - 33.2%
Fidelity Institutional Money Market Funds - 0.05% (b)	100,474	100,474

TOTAL SHORT-TERM INVESTMENT (Cost $100,474)		100,474

Total Investments (Cost $244,480) - 81.4%		246,373
Other Assets in Excess of Liabiliies - 18.6%		56,460
TOTAL NET ASSETS - 100.0%		$302,833

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-Income Producing
(b) Rate quoted is seven-day yield at period end.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investments and has been licensed for use by AMI Asset Management Corporation

The cost basis of investment for federal income tax purposes at May 31, 2014, was as follows*:

Cost of Investments	$244,480
Gross unrealized appreciation	4,120
Gross unrealized depreciation	(2,227)
Net unrealized appreciation	$1,893

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

AMI Large Cap Growth Fund
Schedule of Investments
May 31, 2014 (Unaudited) (Continued)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs).
These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2014:

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity
Common Stock *	$145,899	$-	-	$145,899
Total Equity	$145,899	$-	-	$145,899
Short-Term Investments	$100,474	$-	-	$100,474
Total Investments in Securities	$246,373	$-	-	$246,373

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By    /s/ Christopher E. Kashmerick
               Christopher E. Kashmerick, President and Principal Executive Officer

Date    July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Russell B. Simon
               Russell B. Simon, Treasurer and Principal Financial Officer

Date    July 28, 2014